Fair Value Measurements (Details) - Schedule of common stock warrants at issuance	12 Months Ended
Dec. 31, 2022
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of common stock warrants at issuance [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.74%
Expected volatility	47.00%
Expected term (in years)	10 years
SCI June 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of common stock warrants at issuance [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.51%
Expected volatility	47.00%
Expected term (in years)	10 years